CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss) for the period	$ 35,516	$ (5,631)	$ (15,887)
Adjustments required to reflect the cash flow from operating activities (see Appendix A)	4,772	48,533	24,685
Net cash provided by operating activities	40,288	42,902	8,798
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalized development costs	(22,766)	(21,893)	(15,948)
Acquisition of property and equipment	(5,329)	(3,081)	(611)
Loans granted to related companies and others	(9,447)	(559)	(1,432)
Decrease (Increase) in bank deposits	11,122	(7,952)	(2,154)
Interest received	6,014	3,108	1,683
Investments in financial assets and other asset	(6,416)	(283)	(195)
Proceeds from sub-lessee	22	243	155
Payments for acquisitions of subsidiaries, net of cash acquired	(39,886)	(14,934)	(18,329)
Payment of deferred consideration and contingent liability due consideration of subsidiary acquisition	(12,054)	(555)	0
Net cash used in investing activities	(78,740)	(45,906)	(36,831)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	0	62,686	0
Proceeds from issue of debentures and warrants, net	306,841	0	0
Interest paid	(7,223)	(4,549)	(2,651)
Changes in short-term bank credit and short term loan	(26,000)	(23,315)	39,135
Receipt of long-term bank loans	0	22,835	0
Repayment of long-term bank loans	(8,689)	(3,177)	(998)
Repayment of long-term loans from others	0	(3,837)	(3,626)
Repayment of other long-term liabilities	(1,000)	(1,100)	(304)
Employee options exercised	4,945	3,956	2,177
Principal lease payments	(3,050)	(2,655)	(2,182)
Net cash provided by financing activities	265,824	50,844	31,551
Increase in cash and cash equivalents	227,372	47,840	3,518
Balance of cash and cash equivalents at beginning of year	83,130	38,386	33,880
Gains (losses) from exchange differences on cash and cash equivalents	11,249	(2,688)	906
Gains (losses) from translation of cash and cash equivalents of foreign operation	(2,213)	(408)	82
Balance of cash and cash equivalents at end of year	319,538	83,130	38,386
Adjustments in respect of:
Depreciation and amortization	25,487	21,370	12,505
Post-employment benefit obligations, net	(68)	(17)	25
Deferred taxes	(5,399)	(1,358)	(294)
Finance expenses, net	1,775	6,570	750
Expenses in respect of long-term employee benefits	0	634	237
Income from gaining control in subsidiary	(12,152)	0	0
Share of loss of equity method investee	226	1,270	1,555
Long-term deferred income	218	2,355	(85)
Expenses in respect of share-based compensation	7,305	7,187	6,027
Total adjustments	17,392	38,011	20,720
Changes in operating asset and liability items:
Increase in restricted cash transferable to customers for processing activity	(31,644)	(10,441)	(15,739)
Increase in receivables from processing activity	(2,794)	(1,810)	(17,880)
Increase in trade receivables	(31,733)	(10,683)	(12,487)
Increase in other current assets	(6,677)	(892)	(1,073)
Decrease (Increase) in inventory	(4,967)	2,069	3,239
Increase in payables in respect of processing activity	49,837	26,435	41,187
Increase in trade payables	3,952	3,361	1,189
Increase in other payables	11,406	2,483	5,529
Total changes in operating asset and liability items	(12,620)	10,522	3,965
Total adjustments required to reflect the cash flow from operating activities	4,772	48,533	24,685
Appendix B – Information regarding investing and financing activities not involving cash flows:
Purchase of property and equipment on credit	197	152	97
Recognition of right-of-use assets through lease liabilities	4,883	1,653	338
Recognition of Sub lease asset	0	0	455
Share based payments costs attributed to development activities, capitalized as intangible assets	$ 855	$ 718	$ 825